Property, equipment and leasehold improvement, net - Schedule of property, equipment and leasehold improvement, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)		Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	¥ 247,259		¥ 226,192
Less: accumulated depreciation	(154,656)		(122,033)
Less: accumulated impairment	(15,245)		(16,288)
Property, equipment and leasehold improvement, net	77,358		87,871				$ 10,896
Depreciation expense	37,622	$ 5,299	76,041	[1]	¥ 40,865	[1]
Impairment of other non-current assets	5,008		28,561		¥ 0
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	97,509		94,336
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	123,142		121,547
Land
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	8,376
Office building
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	8,328
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	6,746		7,289
Electronic equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	1,809		2,149
Transportation equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	¥ 1,349		¥ 871

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. Refer